Performance Management	Apr. 20, 2026
Janus Henderson Aggressive Equity Linked Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be made available at janushenderson.com/info or by calling 1-800-668-0434.

Performance One Year or Less [Text]	The Fund does not have a full calendar year of operations.
Performance Availability Website Address [Text]	janushenderson.com/info
Performance Availability Phone [Text]	1-800-668-0434
Janus Henderson Moderate Equity Linked Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be made available at janushenderson.com/info or by calling 1-800-668-0434.

Performance One Year or Less [Text]	The Fund does not have a full calendar year of operations.
Performance Availability Website Address [Text]	janushenderson.com/info
Performance Availability Phone [Text]	1-800-668-0434